Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Foreign Currency Forward Contract	Dec. 31, 2012 Interest Rate Swap
Financial Instruments [Line Items]
Changes in fair value foreign currency forward contracts			$ 197
Notional value of foreign currency exchange contract			33,700
Contract expiring month			2013-03
Interest rate swap agreement with notional amount				10,000
Interest rate swap agreement maturity period				2011-10
Fixed interest rate				5.07%
Reclassification reflected from net change in other comprehensive loss	244
Derivative financial instruments income tax benefit	155
Standby letters of credit	3,006	3,098
Performance bonds contingent liability	$ 5,400	$ 300